Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt consisted of the following:

	December 31,
	2015	2014

	(In thousands)
Senior credit facility term loans	$2,716,000	$2,744,000
MGM China credit facility	1,559,909	553,177
$1,450 million 4.25% convertible senior notes, due 2015	—	1,450,000
$875 million 6.625% senior notes, due 2015	—	875,000
$242.9 million 6.875% senior notes, due 2016	242,900	242,900
$732.7 million 7.5% senior notes, due 2016	732,749	732,749
$500 million 10% senior notes, due 2016	500,000	500,000
$743 million 7.625% senior notes, due 2017	743,000	743,000
$475 million 11.375% senior notes, due 2018	475,000	475,000
$850 million 8.625% senior notes, due 2019	850,000	850,000
$500 million 5.25% senior notes, due 2020	500,000	500,000
$1,000 million 6.75% senior notes, due 2020	1,000,000	1,000,000
$1,250 million 6.625% senior notes, due 2021	1,250,000	1,250,000
$1,000 million 7.75% senior notes, due 2022	1,000,000	1,000,000
$1,250 million 6% senior notes, due 2023	1,250,000	1,250,000
$0.6 million 7% debentures, due 2036	552	552
$4.3 million 6.7% debentures, due 2096	4,265	4,265
	12,824,375	14,170,643
Less: premiums, discounts, and unamortized debt issuance costs, net	(127,622)	(120,038)
	12,696,753	14,050,605
Less: Current portion, net of discounts and unamortized debt issuance costs	(328,442)	(1,245,320)
	$12,368,311	$12,805,285

Schedule of Interest Expense, Net

Interest expense, net consisted of the following:

	Year Ended December 31,
	2015	2014	2013

	(In thousands)
Total interest incurred	$862,377	$846,321	$862,417
Interest capitalized	(64,798)	(29,260)	(5,070)
	$797,579	$817,061	$857,347

Schedule of Maturities of Long-Term Debt

Maturities of long-term debt.  Maturities of the principal amount of the Company’s long-term debt as of December 31, 2015 are as follows:

Years ending December 31,	(In thousands)
2016	1,503,649
2017	1,846,495
2018	1,272,453
2019	3,196,961
2020	1,500,000
Thereafter	3,504,817
12,824,375